VOYA INVESTORS TRUST

Voya Large Cap Value Portfolio

(the "Portfolio")

Supplement dated June 4, 2021

to the Portfolio's Adviser Class, Institutional Class, Class R6, Service Class and Service 2 Class

shares Prospectus (the "Prospectus")

dated May 1, 2021

Effective May 31, 2021 Gregory Wachsman, CFA was added as a portfolio manager for the Portfolio.

Effective May 31, 2021, the Portfolio's Prospectus is revised as follows:

1.The sub-section entitled "Portfolio Management – Portfolio Managers" of the Portfolio's

Prospectus, is hereby deleted in its entirety and replaced with the following.

Portfolio Managers
Vincent Costa, CFA	James Dorment, CFA
Portfolio Manager (since 06/13)	Portfolio Manager (since 12/15)
Gregory Wachsman, CFA
Portfolio Manager (since 05/21)

2.The following paragraph is added to the sub-section entitled "Management of the Portfolios – The Sub-Advisers and Portfolio Managers – Voya Large Cap Value Portfolio" of the Portfolio's Prospectus:

Gregory Wachsman, CFA, Portfolio Manager, and equity analyst serves on Voya IM's value team covering the financials sector. Mr. Wachsman joined Voya IM in March 2017. Prior to joining Voya IM, Mr. Wachsman was an equity analyst where he covered U.S. banks, brokers, specialty finance and exchanges at Lord Abbett & Co. from 2010-2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

Voya Large Cap Value Portfolio

(the "Portfolio")

Supplement dated June 4, 2021

to the Portfolio's Adviser Class, Institutional Class, Class R6, Service Class and Service 2 Class

shares Statement of Additional Information (the "SAI")

dated May 1, 2021

Effective May 31, 2021 Gregory Wachsman, CFA was added as a portfolio manager for the Portfolio.

Effective May 31, 2021, the Portfolio's SAI is revised as follows:

1.The tables in the sub-sections entitled "Other Accounts Managed" and "Ownership of Securities" under the sub-section entitled "Sub-Adviser – Portfolio Management – Sub-Advised by Voya IM" in the Portfolio's SAI are hereby amended to include the following:

Other Accounts Managed

	Registered Investment		Other Pooled		Other Accounts
	Companies		Investment Vehicles
Portfolio Manager	Number	Total Assets	Number	Total	Number	Total
	of		of	Assets	of	Assets
	Accounts		Accounts		Accounts
Gregory Wachsman4	2	$1,863,192,830	0	$0	0	$0

4 As of April 30, 2021
Ownership of Securities
Voya Large Cap Value Portfolio

Portfolio Manager			Dollar Range of Fund Shares Owned
Gregory Wachsman1					None
1 As of April 30, 2021

2.The line items with respect to the Portfolio in the sub-section entitled "Sub-Adviser – Portfolio Management – Compensation" in the Portfolio's SAI is hereby deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Large Cap Value Portfolio	Vincent Costa, CFA, James	Russell 1000® Value Index
Dorment, CFA, and Gregory
Wachsman, CFA

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE